Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net income (loss)	$ 1,005	$ (5,626)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	181	501
Amortization of debt discount and issuance costs included in interest expense	558	126
Other than temporary impairment on marketable securities		(696)
Loss on debt extinguishment	41
Provision for doubtful accounts	13	19
Deferred rent	(26)	(61)
Share-based compensation expense	2,073	2,175
Fair value adjustment on warrant liability	(8,002)	(894)
Impairment losses		38
Gain on disposition of assets	2
Changes in current assets and liabilities:
Receivables	(29)	155
Prepaids and other current assets	99	(26)
Accounts payable and other accrued liabilities	190	10
Net cash used in operating activities	(3,895)	(4,279)
Investing activities:
Proceeds from sales and maturities of marketable securities		8,000
Proceeds from sales of property and equipment	7	1
Purchases of property and equipment	(18)
Deposits and other assets	(33)
Net cash provided by (used in) investing activities	(44)	8,001
Financing activities:
Transaction Costs	(6)	(51)
Proceeds from UBS Line of Credit		450
Paydown on UBS line of credit		(6,908)
Capital lease obligations	(28)	(25)
Net cash used in financing activities	(34)	(6,534)
Net decrease in cash and cash equivalents	(3,973)	(2,812)
Cash and cash equivalents at beginning of period	4,605	4,595
Cash and cash equivalents at end of period	632	1,783
Supplemental disclosure of cash paid
Interest		98
Income taxes	17	34
Supplemental disclosure of non-cash activity
Beneficial conversion feature related to November financing	150
Property and equipment acquired through capital leases and other financing	18
For Outside Services [Member]
Supplemental disclosure of non-cash activity
Common stock issued	79	271
For Debt Settlement [Member]
Supplemental disclosure of non-cash activity
Common stock issued	141	1,235
For Conversion OfDebt [Member]
Supplemental disclosure of non-cash activity
Common stock issued	6,143
For Lead Director Services [Member]
Supplemental disclosure of non-cash activity
Common stock issued	226
For Exercise OfWarrants [Member]
Supplemental disclosure of non-cash activity
Common stock issued	$ 9